Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment [Line Items]
Gross carrying amount	$ 110	$ 112
Benefits and customers payments received on tax equity agreements	228
Estimated cost recovery on spent nuclear fuel storage proceeding every year	25
Percentage of recognized tax benefits	50.00%
Percentage of ownership of subsidiaries that are included on federal tax return	80.00%
Disallowed capital expenditure losses	353		36
Spent fuel costs incurred through 2010	266
Increase of estimated cost to decommision nuclear power plant	1,400
Pacific Gas And Electric Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Utility's equity investment in PERF	100.00%
PGE Corporation And Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Loss on debt extinguishment	163	186	186
Amortization on loss on debt extinguishment	23	18	23
Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Composite depreciation rate	3.63%	3.67%	3.38%
AFUDC interest recorded	107	87	110
AFUDC equity recorded	49	40	50
Amortization expense	2	3	4
2013								3
2014							3
2015						3
2016					3
2017				3
Nuclear decommissioning obligation accrued	2,500	1,200
Estimated cost recovery on spent nuclear fuel storage proceeding every year	3,500	2,300
Approximate estimated nuclear decommissioning cost in future dollars	6,100	4,400
Residential And Commercial Retail Solar Energy Installations [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Payments made under tax equity agreements	396
Lease Payments And Investment Contributions [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Payments made under tax equity agreements	361
Hydroelectric Facility Licenses And Other Agreements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Accumulated amortization	$ 49	$ 47
Hydroelectric Facility Licenses And Other Agreements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Usefull Life	19 years	19 years
Hydroelectric Facility Licenses And Other Agreements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Usefull Life	53 years	53 years